WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
WARRANTS [Text Block]

13. WARRANTS

The following summarizes the number of warrants outstanding as of March 31, 2024:

	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2023	2,384	$9.90
Balance, March 31, 2024	2,384	$9.90

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	221	$75.00	$6,729	2.64
November 18, 2027	23	66.00	1,055	3.64
December 8, 2027	25	8.80	149	3.69
September 21, 2028	691	2.50	712	4.48
September 21, 2028	55	2.39	81	4.48
March 21, 2029	1,369	2.50	1,120	4.98
	2,384	$9.90	$9,846	4.58

17. WARRANTS

On September 21, 2023, the Company issued 1,369,000 warrants issued as part of the September 2023 unit offering (Note 15). Each warrant permits the holder to purchase one common share of the Company through March 21, 2029 for $2.50. The issue date fair value of the warrants was estimated at $1.1 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 4.3% and an expected life of 5.5 years. The resulting grant date fair value of each warrant was $0.82. Additionally, the Company amended the exercise price with respect to 66,245 and 624,995 warrants that (Note 15) that were previously issued in the November 2021 and December 2022 (described below) offerings, respectively, from $8.00 per share to $2.50 per share and recorded at $0.2 million gain on these warrant modifications.

Related to the September 2023 unit offering, 54,760 warrants were issued to the placement agent and recorded as issuance costs to share capital. Each warrant permits the holder to purchase one common share of the Company after the 181st day immediately following the date of issuance through September 21, 2028 for $2.39. The issue date fair value of the warrants was estimated at $0.1 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 4.25% and an expected life of 5 years. The resulting grant date fair value of each warrant was $1.48.

On December 8, 2022, the Company issued 625,000 warrants issued as part of the December 2022 unit offering (Note 15). Each warrant permits the holder to purchase one common share of the Company through December 8, 2027 for $8.00. The issue date fair value of the warrants was estimated at $2.0 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 3.0% and an expected life of 5 years. The resulting grant date fair value of each warrant was $3.25. Additionally, the Company amended the exercise price with respect to 66,250 warrants (Note 15) that were previously issued in the November 2021 offering from $75.00 per share to $8.00 per share.

Related to the December 2022 unit offering, 25,000 warrants were issued to the placement agent and recorded as issuance costs to share capital. Each warrant permits the holder to purchase one common share of the Company after the 180th day immediately following the date of issuance through December 8, 2027 for $8.00. The issue date fair value of the warrants was estimated at $0.1 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 3.0% and an expected life of 5 years. The resulting grant date fair value of each warrant was $5.95.

The intrinsic value of warrants exercised for the year ended December 31, 2023 was less than $0.1 million ($0.5 million in 2022). The total fair value of warrants vested during the year ended December 31, 2023 was $1.3 million ($2.3 million in 2022).

For all warrants, common shares are newly issued from available authorized shares upon exercise of awards.

The following tables show warrants outstanding as at December 31, 2023:

	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2021	438	$67.46
Exercised	(24)	9.83
Cancelled	(103)	60.00
Issued	650	1.20
Balance, December 31, 2022	961	$24.84
Exercised	(1)	8.00
Cancelled	(691)	8.00
Issued	2,115	2.50
Balance, December 31, 2023	2,384	$9.90

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	221	$75.00	$6,700	2.88
November 18, 2027	23	66.00	1,055	3.88
December 8, 2027	25	8.80	149	3.94
September 21, 2028	691	2.50	522	4.73
September 21, 2028	55	2.39	81	4.73
March 21, 2029	1,369	2.50	1,339	5.22
	2,384	$9.90	$9,846	4.83